SECURED CONVERTIBLE NOTE AGREEMENTS (Schedule of Debt) (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Related parties
Convertible notes payable, related, principal	$ 2,997,483	$ 2,997,483
Convertible notes payable, related, unamortized discount	(41,076)	(51,365)
Convertible notes payable, related, net	2,956,407	2,946,118
Convertible line of credit, related, principal	5,695,000	3,265,000
Convertible line of credit, related, unamortized discount	(735,326)	(518,664)
Convertible line of credit, related, net	4,959,674	2,746,336
Less current portion, related, principal
Less current portion, related, unamortized portion
Less current portion, related, net
Convertible and nonconvertible note payable, net of current portion, principal	8,692,483	6,262,483
Convertible and nonconvertible note payable, net of current portion, unamortized discount	(776,402)	(570,029)
Convertible and nonconvertible note payable, net of current portion, net	$ 7,916,081	$ 5,692,454